FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance expense:
Long-term debt (other than lease liabilities)	$ 160.4	$ 141.6
Lease liabilities	26.8	17.6
Royalty obligations	7.0	7.6
Employee benefits obligations (Note 20)	1.8	3.3
Other	33.5	24.8
Borrowing costs capitalized	(7.0)	(7.9)
Finance expense	222.5	187.0
Finance income:
Loans and investment in finance leases	(11.0)	(10.3)
Other	(6.5)	(3.1)
Finance income	(17.5)	(13.4)
Finance expense – net	$ 205.0	$ 173.6